SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

February 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the SPDR Russell 1000 Low Volatility ETF and SPDR Russell 2000 Low Volatility ETF, series of the above-referenced Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 92 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically and effective on February 20, 2013 (Accession No. 0001193125-13-066553).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.